Right-of-use Assets and Lease Liabilities - Lease Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Lease liabilities (note 10)	$ 109		$ 0
Leasehold incentives	1,353		0
Operating agreements included in commitments at December 31, 2018(1)			2,343
Expenses relating to short-term leases			(9)
Discounting			(986)
Lease liabilities	$ 1,462	$ 1,348	489
Accrued And Other Long-Term Liabilities [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease liabilities			$ 489